Pensions and Other Post Employment Benefit Plans - Changes in the Fair Value of Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets at January 1,	SFr 11,845
Fair value of plan assets at December 31,	14,663	SFr 11,845
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets at January 1,	11,845	9,202
Expected return	119	133
Contributions by employer	944	707
Employees' contributions	408	312
Benefits paid from plan assets	(1,363)	(1,617)
Contributions paid by participants	2,711	3,179
Actuarial losses	(1)	(71)
Fair value of plan assets at December 31,	SFr 14,663	SFr 11,845